Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000256479 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	PGOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class A shares at NAV returned 15.27%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.00%. The Fund’s performance benchmark, the Russell Midcap Growth Total Return Index, returned 3.29% over the period.
  The Fund’s security selection in both the information technology and financials sectors were the largest contributors to relative results versus the performance benchmark during the period.
  However, security selection in health care and consumer staples detracted from performance, relative to its benchmarks, for the fiscal year.
  Regarding allocation effect, the Fund’s small overweight exposure to the poorly performing energy sector detracted from performance, relative to its benchmarks, but was countered by the Fund’s underweight exposure to the underperforming consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	8.64%	5.98%	11.21%
Class A (without sales charge)	15.27%	7.24%	11.87%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
Russell Midcap Growth Total Return Index	3.29%	7.94%	12.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,657,102,380
Holdings Count | Holding	79	[1]
Advisory Fees Paid, Amount	$ 9,257,121
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,657,102,380%
Total number of portfolio holdings	79^^
Total advisory fee paid	$9,257,121
Portfolio turnover rate	62%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of November 30, 2025 )*
Information Technology	25.9%
Health Care	18.0%
Industrials	17.6%
Consumer Discretionary	16.2%
Financials	9.2%
Communication Services	4.1%
Energy	3.3%
Utilities	3.2%
Consumer Staples	0.9%
Basic Materials	0.9%
Real Estate	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256478 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GOFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.78%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class C shares at NAV returned 14.35%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.00%. The Fund’s performance benchmark, the Russell Midcap Growth Total Return Index, returned 3.29% over the period.
  The Fund’s security selection in both the information technology and financials sectors were the largest contributors to relative results versus the performance benchmark during the period.
  However, security selection in health care and consumer staples detracted from performance, relative to its benchmarks, for the fiscal year.
  Regarding allocation effect, the Fund’s small overweight exposure to the poorly performing energy sector detracted from performance, relative to its benchmarks, but was countered by the Fund’s underweight exposure to the underperforming consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	13.53%	6.39%	10.98%
Class C (without contingent deferred sales charge)	14.35%	6.39%	10.98%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
Russell Midcap Growth Total Return Index	3.29%	7.94%	12.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,657,102,380
Holdings Count | Holding	79	[2]
Advisory Fees Paid, Amount	$ 9,257,121
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,657,102,380%
Total number of portfolio holdings	79^^
Total advisory fee paid	$9,257,121
Portfolio turnover rate	62%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of November 30, 2025 )*
Information Technology	25.9%
Health Care	18.0%
Industrials	17.6%
Consumer Discretionary	16.2%
Financials	9.2%
Communication Services	4.1%
Energy	3.3%
Utilities	3.2%
Consumer Staples	0.9%
Basic Materials	0.9%
Real Estate	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256477 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	PSMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class R6 shares at NAV returned 15.64%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.00%. The Fund’s performance benchmark, the Russell Midcap Growth Total Return Index, returned 3.29% over the period.
  The Fund’s security selection in both the information technology and financials sectors were the largest contributors to relative results versus the performance benchmark during the period.
  However, security selection in health care and consumer staples detracted from performance, relative to its benchmarks, for the fiscal year.
  Regarding allocation effect, the Fund’s small overweight exposure to the poorly performing energy sector detracted from performance, relative to its benchmarks, but was countered by the Fund’s underweight exposure to the underperforming consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	15.64%	7.60%	12.26%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
Russell Midcap Growth Total Return Index	3.29%	7.94%	12.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,657,102,380
Holdings Count | Holding	79	[3]
Advisory Fees Paid, Amount	$ 9,257,121
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,657,102,380%
Total number of portfolio holdings	79^^
Total advisory fee paid	$9,257,121
Portfolio turnover rate	62%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of November 30, 2025 )*
Information Technology	25.9%
Health Care	18.0%
Industrials	17.6%
Consumer Discretionary	16.2%
Financials	9.2%
Communication Services	4.1%
Energy	3.3%
Utilities	3.2%
Consumer Staples	0.9%
Basic Materials	0.9%
Real Estate	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256476 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	GROYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class Y shares at NAV returned 15.51%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 15.00%. The Fund’s performance benchmark, the Russell Midcap Growth Total Return Index, returned 3.29% over the period.
  The Fund’s security selection in both the information technology and financials sectors were the largest contributors to relative results versus the performance benchmark during the period.
  However, security selection in health care and consumer staples detracted from performance, relative to its benchmarks, for the fiscal year.
  Regarding allocation effect, the Fund’s small overweight exposure to the poorly performing energy sector detracted from performance, relative to its benchmarks, but was countered by the Fund’s underweight exposure to the underperforming consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Midcap Growth Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	15.51%	7.47%	12.12%
S&P 500 Total Return Index	15.00%	15.28%	14.63%
Russell Midcap Growth Total Return Index	3.29%	7.94%	12.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,657,102,380
Holdings Count | Holding	79	[4]
Advisory Fees Paid, Amount	$ 9,257,121
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,657,102,380%
Total number of portfolio holdings	79^^
Total advisory fee paid	$9,257,121
Portfolio turnover rate	62%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of November 30, 2025 )*
Information Technology	25.9%
Health Care	18.0%
Industrials	17.6%
Consumer Discretionary	16.2%
Financials	9.2%
Communication Services	4.1%
Energy	3.3%
Utilities	3.2%
Consumer Staples	0.9%
Basic Materials	0.9%
Real Estate	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Select Mid Cap Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256494 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer International Equity Fund
Class Name	Class A
Trading Symbol	PIIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer International Equity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.13%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class A shares at NAV returned 32.82%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI Ex USA Net Total Return USD Index, returned 26.04%. The Fund’s performance benchmark, the MSCI EAFE Net Total Return USD Index, returned 24.50% over the period.
  Security selections accounted for the Fund’s outperformance, relative to its benchmarks; specifically, stock selection in the materials and industrials sectors contributed the most to relative returns.
  Security selection decisions in the healthcare sector detracted the most from returns in the period, relative to its benchmarks.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI ACWI Ex USA Net Total Return USD Index and the MSCI EAFE Net Total Return USD Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	25.20%	10.87%	8.20%
Class A (without sales charge)	32.82%	12.19%	8.84%
MSCI ACWI Ex USA Net Total Return USD Index	26.04%	8.41%	7.89%
MSCI EAFE Net Total Return USD Index	24.50%	9.27%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,416,560,736
Holdings Count | Holding	58	[5]
Advisory Fees Paid, Amount	$ 5,948,385
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,416,560,736%
Total number of portfolio holdings	58^^
Total advisory fee paid	$5,948,385
Portfolio turnover rate	58%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of November 30, 2025 )*
Japan	24.3%
Germany	12.2%
United States	11.5%
United Kingdom	10.2%
France	6.1%
South Korea	5.7%
Italy	5.2%
Ireland	5.1%
Canada	4.0%
Denmark	3.3%
Switzerland	3.2%
Taiwan	2.6%
Netherlands	2.2%
Spain	1.9%
Mexico	1.5%
Belgium	1.0%
Russian Federation	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256491 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer International Equity Fund
Class Name	Class C
Trading Symbol	PCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer International Equity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	1.85%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class C shares at NAV returned 31.87%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI Ex USA Net Total Return USD Index, returned 26.04%. The Fund’s performance benchmark, the MSCI EAFE Net Total Return USD Index, returned 24.50% over the period.
  Security selections accounted for the Fund’s outperformance, relative to its benchmarks; specifically, stock selection in the materials and industrials sectors contributed the most to relative returns.
  Security selection decisions in the healthcare sector detracted the most from returns in the period, relative to its benchmarks.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the MSCI ACWI Ex USA Net Total Return USD Index and the MSCI EAFE Net Total Return USD Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	30.87%	11.36%	7.98%
Class C (without contingent deferred sales charge)	31.87%	11.36%	7.98%
MSCI ACWI Ex USA Net Total Return USD Index	26.04%	8.41%	7.89%
MSCI EAFE Net Total Return USD Index	24.50%	9.27%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,416,560,736
Holdings Count | Holding	58	[6]
Advisory Fees Paid, Amount	$ 5,948,385
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,416,560,736%
Total number of portfolio holdings	58^^
Total advisory fee paid	$5,948,385
Portfolio turnover rate	58%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of November 30, 2025 )*
Japan	24.3%
Germany	12.2%
United States	11.5%
United Kingdom	10.2%
France	6.1%
South Korea	5.7%
Italy	5.2%
Ireland	5.1%
Canada	4.0%
Denmark	3.3%
Switzerland	3.2%
Taiwan	2.6%
Netherlands	2.2%
Spain	1.9%
Mexico	1.5%
Belgium	1.0%
Russian Federation	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256492 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer International Equity Fund
Class Name	Class R6
Trading Symbol	PIEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer International Equity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class R6 shares at NAV returned 33.35%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI Ex USA Net Total Return USD Index, returned 26.04%. The Fund’s performance benchmark, the MSCI EAFE Net Total Return USD Index, returned 24.50% over the period.
  Security selections accounted for the Fund’s outperformance, relative to its benchmarks; specifically, stock selection in the materials and industrials sectors contributed the most to relative returns.
  Security selection decisions in the healthcare sector detracted the most from returns in the period, relative to its benchmarks.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the MSCI ACWI Ex USA Net Total Return USD Index and the MSCI EAFE Net Total Return USD Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	33.35%	12.50%	8.99%
MSCI ACWI Ex USA Net Total Return USD Index	26.04%	8.41%	7.89%
MSCI EAFE Net Total Return USD Index	24.50%	9.27%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,416,560,736
Holdings Count | Holding	58	[7]
Advisory Fees Paid, Amount	$ 5,948,385
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,416,560,736%
Total number of portfolio holdings	58^^
Total advisory fee paid	$5,948,385
Portfolio turnover rate	58%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of November 30, 2025 )*
Japan	24.3%
Germany	12.2%
United States	11.5%
United Kingdom	10.2%
France	6.1%
South Korea	5.7%
Italy	5.2%
Ireland	5.1%
Canada	4.0%
Denmark	3.3%
Switzerland	3.2%
Taiwan	2.6%
Netherlands	2.2%
Spain	1.9%
Mexico	1.5%
Belgium	1.0%
Russian Federation	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256493 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer International Equity Fund
Class Name	Class Y
Trading Symbol	INVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer International Equity Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$86	0.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended November 30, 2025, the Fund’s Class Y shares at NAV returned 33.29%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI Ex USA Net Total Return USD Index, returned 26.04%. The Fund’s performance benchmark, the MSCI EAFE Net Total Return USD Index, returned 24.50% over the period.
  Security selections accounted for the Fund’s outperformance, relative to its benchmarks; specifically, stock selection in the materials and industrials sectors contributed the most to relative returns.
  Security selection decisions in the healthcare sector detracted the most from returns in the period, relative to its benchmarks.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the MSCI ACWI Ex USA Net Total Return USD Index and the MSCI EAFE Net Total Return USD Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	33.29%	12.66%	9.29%
MSCI ACWI Ex USA Net Total Return USD Index	26.04%	8.41%	7.89%
MSCI EAFE Net Total Return USD Index	24.50%	9.27%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,416,560,736
Holdings Count | Holding	58	[8]
Advisory Fees Paid, Amount	$ 5,948,385
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of November 30, 2025)
Fund net assets	$1,416,560,736%
Total number of portfolio holdings	58^^
Total advisory fee paid	$5,948,385
Portfolio turnover rate	58%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
GEOGRAPHIC DISTRIBUTION
(as of November 30, 2025 )*
Japan	24.3%
Germany	12.2%
United States	11.5%
United Kingdom	10.2%
France	6.1%
South Korea	5.7%
Italy	5.2%
Ireland	5.1%
Canada	4.0%
Denmark	3.3%
Switzerland	3.2%
Taiwan	2.6%
Netherlands	2.2%
Spain	1.9%
Mexico	1.5%
Belgium	1.0%
Russian Federation	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with Victory Pioneer International Equity Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Excluding short-term investments and all derivative contracts except for options purchased.
[6]	Excluding short-term investments and all derivative contracts except for options purchased.
[7]	Excluding short-term investments and all derivative contracts except for options purchased.
[8]	Excluding short-term investments and all derivative contracts except for options purchased.